Accounts receivables, net of provision for doubtful accounts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Balance at beginning of year	$ 13,256	$ 13,314
Bad debt expense	4,363	2,966
Write-off against the allowance	(4,439)	(3,024)
Balance at end of year	$ 13,180	$ 13,256